Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	SAP SE
Entity Central Index Key	0001000184
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		1,228,504,232
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY